PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT

NOTE F - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation and amortization as follows:

	2011	2010

Premises:
Land	$7,226,252	$4,970,959
Buildings and improvements	15,729,044	9,881,906
Equipment	6,344,642	4,504,541
Construction in progress	227,414	1,329,262
	29,527,352	20,686,668
Less accumulated depreciation and amortization	6,536,911	5,692,742
	$22,990,441	$14,993,926

The amounts charged to operating expense for depreciation were $858,342 and $655,608 in 2011 and 2010, respectively.